Stock-Based Compensation - Stock Options Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Black-Scholes Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares) | shares			1,304,290
Binomial model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares) | shares			22,399,888
Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	10 years
Options granted (in shares) | shares	43,755	0	23,704,178
Granted (in usd per share) | $ / shares	$ 6.06
Weighted average grant date fair value of options granted (in usd per share) | $ / shares			$ 2.02
Intrinsic value of options exercised | $	$ 7.0	$ 133.0	$ 1.0
Unrecognized stock-based compensation expense, options | $	$ 5.0
Weighted-average period for recognition	2 years 9 months 18 days
Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	10 years
Options granted (in shares) | shares	0
Granted (in usd per share) | $ / shares	$ 0
Unrecognized stock-based compensation expense, options | $	$ 2.0
Weighted-average period for recognition	1 year
Options modified (in shares) | shares	13,000,000
Options modified, number of employees | employee	38
Options modified, weighted-average fair value (in usd per share) | $ / shares	$ 3.19
Options modified, increase in weighted-average fair value (in usd per share) | $ / shares	$ 1.40
Options, performance based conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, suboptimal exercise factor	2.5
Fair value assumptions, post-vesting forfeiture rate	10.00%
Options, performance and market based conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, suboptimal exercise factor	2.5
Minimum | Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum | Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Maximum | Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Maximum | Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years